Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) [Abstract]
Revenue	$ 3,180,565	$ 2,193,791	$ 1,616,612
Cost of sales	(1,348,711)	(902,006)	(610,012)
Government grants	187,718	197,041	641,233
Interest received	269,771	293,478	117,296
Foreign exchange gains	203,593	359,218	848,575
Fair value gains from financial liability			2,550,563
Expenses
Selling and marketing expenses	(1,965,426)	(2,088,200)	(1,738,918)
Research and development	(2,127,409)	(1,936,802)	(1,773,245)
General and administration expenses	(1,970,849)	(2,256,408)	(1,869,389)
Finance costs	(27,052)	(14,734)	(10,217)
Fair value loss from financial liability	(4,251,756)	(330,209)
Loss before income tax expense	(7,849,556)	(4,484,831)	(227,502)
Income tax expense	(160,802)	(80,923)	(9,716)
Net loss for the year attributable to the owners of Mobilicom Limited	(8,010,358)	(4,565,754)	(237,218)
Re-measurement of defined benefit plans (refer to note 22)	17,860	6,267	272,858
Items that may be reclassified subsequently to profit or loss
Foreign currency translation (refer to note 22)	(108,302)	(421,696)	(773,651)
Other comprehensive income (loss) for the year, net of tax	(90,442)	(415,429)	(500,793)
Total comprehensive loss for the year attributable to the owners of Mobilicom Limited	$ (8,100,800)	$ (4,981,183)	$ (738,011)
Basic earnings (loss) per share (in Dollars per share)	$ (0.48)	$ (0.34)	$ (0.04)
Diluted earnings (loss) per share (in Dollars per share)	$ (0.48)	$ (0.34)	$ (0.04)
Weighted average number of ordinary shares used in calculating basic and diluted earnings (loss) per share (in Shares)	1,670,912,794	1,328,152,166	664,158,704
Weighted average number of ordinary shares used in calculating diluted earnings (loss) per share (in Shares)	1,670,912,794	1,328,152,166	664,158,704